ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

July 5, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted the Trust, on behalf of its series, Waycross Long/Short Equity Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 72 (SEC Accession No. 0001398344-16-014577) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on June 28, 2016.

Please direct any comments or questions to the undersigned at 513.587.3454. Thank you.

Sincerely,

/s/ Bo J. Howell

Bo J. Howell
Secretary of the Trust